Acquired Intangible Assets and Goodwill (Details Textual)	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets and Goodwill (Textual) [Abstract]
Intangible assets percentage of owned subsidiaries	50.00%
Amortization period of purchased deposits premium	7 years